Impairment of long-lived assets	12 Months Ended
Mar. 31, 2017
Impairment of long-lived assets

5. Impairment of long-lived assets:

Impairment of multimedia broadcasting business for mobile devices assets—

For the fiscal year ended March 31, 2015, DOCOMO failed to meet the forecasted revenues of the multimedia broadcasting business for mobile devices of DOCOMO’s smart life business segment due to new competition in content streaming services provided through smart phones and other devices, resulting in a significant increase in uncertainty over the likelihood of future significant improvement of the profitability of this business.

DOCOMO conducted a recoverability assessment of its long-lived assets including property, plant and equipment and intangible assets of the multimedia broadcasting business for mobile devices based on its business conditions, for the fiscal year ended March 31, 2015.

The estimated undiscounted future cash flows generated by such long-lived assets were less than their carrying amounts. The fair value of long-lived assets related to the multimedia broadcasting business for mobile devices was estimated primarily based on the discounted cash flow method. As a result, the discounted cash flows expected to be generated by the long-lived assets, related to multimedia broadcasting business for mobile devices, would be a negative.

Consequently, since it was necessary to reduce the carrying amounts to fair value for the fiscal year ended March 31, 2015, DOCOMO recorded a non-cash impairment loss of ¥30,161 million, as “Impairment loss” in the consolidated statements of income, which included an impairment loss for the intangible assets of ¥6,365 million.

During the fiscal year ended March 31, 2016, DOCOMO also recorded a non-cash impairment loss of ¥4,542 million in “Impairment loss” in the consolidated statements of income, related to the multimedia broadcasting business for mobile devices assets which included an impairment loss for the intangible assets of ¥733 million.

DOCOMO terminated the multimedia broadcasting business for mobile devices on June 30, 2016. The termination did not result in the recognition of impairment losses.